Trade and other receivables (Details) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current
Current trade and other receivables, gross	₨ 103,066	₨ 91,898
Less: Allowance for credit losses	(1,847)	(1,478)	₨ (1,451)
Current trade and other receivables, net	₨ 101,219	₨ 90,420